Equity - Other comprehensive income / (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Balances at January 1	$ (250,747)	$ (321,596)	$ (417,219)
Other comprehensive income/(loss) for the year	(231,688)	70,849	95,623
For the year ended December 31,	(482,435)	(250,747)	(321,596)
Currency translation adjustments
EQUITY
Balances at January 1	(273,378)	(343,837)	(439,407)
Other comprehensive income/(loss) for the year	(231,637)	70,459	95,570
For the year ended December 31,	(505,015)	(273,378)	(343,837)
Remeasurement of defined benefit obligations
EQUITY
Balances at January 1	520	120	92
Other comprehensive income/(loss) for the year	12	400	28
For the year ended December 31,	532	520	120
Share of other comprehensive loss from associates
EQUITY
Balances at January 1	(41,169)	(41,212)	(41,267)
Other comprehensive income/(loss) for the year	(70)	43	55
For the year ended December 31,	(41,239)	(41,169)	(41,212)
Income Tax effect
EQUITY
Balances at January 1	(122)	(69)	(39)
Other comprehensive income/(loss) for the year	7	(53)	(30)
For the year ended December 31,	(115)	(122)	(69)
Transfer from shareholders equity - currency translation differences
EQUITY
Balances at January 1	63,402	63,402	63,402
Other comprehensive income/(loss) for the year	0	0	0
For the year ended December 31,	$ 63,402	$ 63,402	$ 63,402